Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	December 31,	December 31,
	2024	2025

	(in thousands)
Finished goods	$40,445	36,380
Work in process	77,244	88,192
Raw materials	40,767	27,976
Supplies	290	127
	$158,746	152,675